Leases	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Leases

NOTE 23 – LEASES

Effective January 1, 2018 the Company elected to early adopt the requirements of Accounting Standard Update (“ASU”) 2016-02, “Leases (Topic 842)”. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard continues to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance is substantially equivalent to the previous lease accounting guidance.

The following are the type of contracts that fall under ASC 842:

Time charter out contracts and pooling arrangements

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts and pool arrangements to which the Company is party did not change from previous practice. For further analysis, refer to Note 2 – Summary of significant Accounting Policies.

Bareboat charter-in contract

On July 24, 2019, Navios Partners took delivery of the Navios Libra, a 2019-built Kamsarmax vessel of 82,011 dwt, for a 10-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices starting on the end of the fourth year and an average daily rate of $6. The Company has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an Operating Lease. Consequently, the Company has recognized an Operating Lease Liability based on the net present value of the remaining charter-in payments and a right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability.

Based on management estimates and market conditions, the lease term of this lease is being assessed at each balance sheet date. At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applied the respective incremental borrowing rate based on the remaining lease term of the specific lease. As of July 24, 2019, Navios Partners’ incremental borrowing rate was approximately 7%.

As of December 31, 2019 and December 31, 2018 the unamortized balance of the lease liability amounted $14,201 and $0, respectively, and is presented under the captions “Operating Lease Liabilities, current and non-current portion” in the  consolidated balance sheet. Right of use asset amounted $14,241 and $0 as at December 31, 2019 and December 31, 2018, respectively, and is presented under the caption “Operating lease assets” in the consolidated balance sheet.

The Company recognizes the lease payments for its operating leases as charter hire expense on the consolidated statements of operations on a straight-line basis over the lease term. Lease expense for each of the years ended December 31, 2019 amounted to $958, in comparison to nil for the corresponding years ended December 31, 2018 and is included in the consolidated statement of operations within the caption “Time charter and voyage expenses”.

As of December 31, 2019 the Company proceeded with step one of impairment assessment of the unamortized balance of the Right of use asset in relation to vessel Navios Libra. As the undiscounted projected net operating cash flows exceed the carrying value of the righ-of-use asset, no impairment loss was recognized as of December 31, 2019.

The table below provides the total amount of lease payments on an undiscounted basis on our chartered-in contracts as of December 31, 2019:

Charter-in vessels in operation
December 31, 2020	$2,178
December 31, 2021	2,172
December 31, 2022	2,132
December 31, 2023	2,081
December 31, 2024	2,086
December 31, 2025 and thereafter	9,222
Total	$19,871
Operating lease liabilities, including current portion	$14,201
Discount based on incremental borrowing rate	$5,670

Sale and Lease Back Agreements

During 2019 and 2018 the Company has entered into sale and leaseback agreements with unrelated third parties for five vessels of the Company’s fleet. Navios Partners has purchase obligations to acquire the vessels at the end of the lease terms, consequently under ASC 842-40 the transfers of the vessels were determined to be failed sales and were treated as financing transactions. The vessels were not derecognized and continue to be depreciated over their respective useful lives, and tested for impairment as per Company’s policy (see Note 11 – Borrowings).